UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Series Inflation-Protected Bond Index Fund

March 31, 2016

SIB-S-QTLY-0516
1.899335.106

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.8%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
2% 1/15/26	$39,983,170	$46,873,880
2.375% 1/15/25	54,890,027	65,440,911
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/17	93,555,931	94,655,634
0.125% 4/15/18	104,016,076	105,899,632
0.125% 4/15/19	103,329,343	105,601,292
0.125% 4/15/20	103,411,906	105,666,130
0.125% 1/15/22	82,758,149	84,091,114
0.125% 7/15/22	85,357,646	86,954,991
0.125% 1/15/23	85,753,667	86,577,401
0.125% 7/15/24	83,577,000	83,791,452
0.25% 1/15/25	83,873,802	84,674,422
0.375% 7/15/23	85,059,278	87,732,709
0.375% 7/15/25	83,850,000	85,675,663
0.625% 7/15/21	74,997,854	78,785,231
0.625% 1/15/24	85,132,682	88,752,217
0.625% 1/15/26	53,000,000	55,302,492
1.125% 1/15/21	70,633,051	75,562,583
1.25% 7/15/20	61,751,393	66,444,225
1.375% 7/15/18	31,344,770	33,089,262
1.375% 1/15/20	40,184,050	43,047,940
1.625% 1/15/18	31,779,990	33,243,093
1.875% 7/15/19	33,134,278	36,042,811
2.125% 1/15/19	29,161,666	31,496,678
2.625% 7/15/17	30,094,657	31,701,582
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $1,653,080,976)		1,697,103,345
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $1,653,080,976)		1,697,103,345
NET OTHER ASSETS (LIABILITIES) - 0.2%		2,709,250
NET ASSETS - 100%		$1,699,812,595

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $1,652,777,447. Net unrealized appreciation aggregated $44,325,898, of which $46,338,355 related to appreciated investment securities and $2,012,457 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Spartan® Inflation-Protected Bond Index Fund

March 31, 2016

PIB-QTLY-0516
1.939226.103

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.8%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43	$8,686,862	$8,178,578
0.75% 2/15/42	11,769,188	11,455,405
0.75% 2/15/45	14,698,975	14,261,692
1% 2/15/46	4,419,000	4,617,158
1.375% 2/15/44	13,153,140	14,762,898
1.75% 1/15/28	9,938,173	11,539,247
2% 1/15/26	12,383,133	14,517,245
2.125% 2/15/40	5,260,328	6,734,734
2.125% 2/15/41	6,690,160	8,632,651
2.375% 1/15/25	17,000,424	20,268,221
2.375% 1/15/27	9,963,479	12,186,157
2.5% 1/15/29	9,623,449	12,106,844
3.375% 4/15/32	3,881,424	5,628,476
3.625% 4/15/28	8,397,698	11,580,701
3.875% 4/15/29	10,219,195	14,652,653
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/17	28,975,719	29,316,314
0.125% 4/15/18	32,214,657	32,798,009
0.125% 4/15/19	31,909,685	32,611,298
0.125% 4/15/20	32,045,976	32,744,530
0.125% 1/15/22	25,630,721	26,043,548
0.125% 7/15/22	26,436,732	26,931,457
0.125% 1/15/23	26,559,126	26,814,248
0.125% 7/15/24	25,988,000	26,054,683
0.25% 1/15/25	25,993,757	26,241,881
0.375% 7/15/23	26,445,625	27,276,817
0.375% 7/15/25	25,986,000	26,551,792
0.625% 7/15/21	23,221,396	24,400,579
0.625% 1/15/24	26,383,374	27,505,100
0.625% 1/15/26	16,415,000	17,128,121
1.125% 1/15/21	21,876,123	23,402,874
1.25% 7/15/20	19,125,192	20,578,622
1.375% 7/15/18	9,707,760	10,248,045
1.375% 1/15/20	12,445,902	13,332,914
1.625% 1/15/18	9,834,132	10,286,881
1.875% 7/15/19	10,261,396	11,162,143
2.125% 1/15/19	9,031,984	9,755,186
2.625% 7/15/17	9,315,203	9,812,595
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $648,441,462)		662,120,297
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $648,441,462)		662,120,297
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,652,172
NET ASSETS - 100%		$663,772,469

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $650,200,565. Net unrealized appreciation aggregated $11,919,732, of which $14,572,166 related to appreciated investment securities and $2,652,434 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 27, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 27, 2016